Prepaid Expenses and Other Current Assets (Details)	1 Months Ended		6 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Apr. 30, 2026 USD ($)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Prepaid Expenses and Other Current Assets [Line Items]
Amount to be repaid			¥ 13,986,200				$ 2,000,000
Prepayment to consulting services	¥ 17,909,000	$ (2,500,000)
Fees paid			4,051,867	$ 626,712
Prepaid expense and other current assets			24,423,086				3,492,455		¥ 44,075,847
Software Development Agreement [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Advance payment | ¥			3,200,000
Market Development Agreement [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Advance payment | ¥			12,285,000
Electric Bus Purchase Agreement [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Advance payment			17,909,000	$ 2,500,000
Amount to be repaid							500,000	$ 500,000
Amount recovered			3,496,550				500,000
Electric Bus Purchase Agreement [Member] | Forecast [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Amount to be repaid					$ 1,000,000
Subsequent Event [Member] | Electric Bus Purchase Agreement [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Amount to be repaid						$ 500,000
Strategic Consulting Services [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expense and other current assets			8,765,324				1,253,425
Prepaid assets and other noncurrent assets			¥ 407,133				$ 58,219